Goodwill and intangible assets	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill and intangible assets

Note 3: Goodwill and intangible assets

There were no changes to the carrying amount of goodwill in the three months ended March 31, 2021. Changes in the carrying amount of intangible assets were as follows:

		March 31, 2021				December 31, 2020
	Useful Lives (in years)	Gross amount	Accum. amort	Net amount	Gross amount	Accum. amort	Net amount
Trademarks	indefinite	$50,000	$—	$50,000	$50,000	$—	$50,000
Customer relationships	4	75,000	(71,875)	3,125	75,000	(67,187)	7,813
Purchased technology	5	45,423	(35,314)	10,109	45,423	(33,149)	12,274
Development costs	3	9,486	(8,884)	602	9,486	(8,434)	1,052
Software	4	2,406	(2,308)	98	2,406	(2,181)	225

Total		$182,315	$(118,381)	$63,934	$182,315	$(110,951)	$71,364

The following reflects amortization expense related to intangible assets included with depreciation and amortization:

	Three months ended March 31,
	2021	2020
Amortization expense	$7.4 million	$7.9 million

Note 3: Goodwill and intangible assets

The majority of our intangible assets consist of assets acquired through the 2017 acquisition of DDI-US. There were no changes to the carrying value of goodwill during 2020 or 2019. The components of our other intangible assets were as follows (in thousands):

		December 31, 2020			December 31, 2019
	Useful Lives	Gross Amount	Accum. Amort	Net Amount	Gross Amount	Accum. Amort	Net Amount
Trademarks	indefinite	$50,000	$—	$50,000	$50,000	$—	$50,000
Customer relationships	4 years	75,000	(67,187)	7,813	75,000	(48,437)	26,563
Purchased technology	5 years	45,423	(33,149)	12,274	45,423	(24,487)	20,936
Development costs	3 years	9,486	(8,434)	1,052	9,486	(5,096)	4,390
Software	4 years	2,406	(2,181)	225	2,400	(1,592)	808

Total		$182,315	$(110,951)	$71,364	$182,309	$(79,612)	$102,697

On January 1, 2019, we determined, based on a strategic decision to sunset certain games within our game portfolio, to change the useful life of our development costs from 5 years to 3 years. This change in estimate resulted in incremental amortization expense of $2.8 million in 2019.

Amortization expense for the years ended December 31, 2020 and 2019 totaled $31.3 million and $33.1 million, respectively.

Estimated amortization expense for the years ending December 31, 2021 through 2025 is as follows (in thousands):

Year	Expense
2021	$17,735
2022	3,629
2023	0
2024	0
2025	0